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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Coliseum Capital Management, LLC
Address: 767 Third Avenue, 35th Floor
         New York, NY 10017

Form 13F File Number: 28 -__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Christopher Shackelton
Title: Manager
Phone: (212) 488-5555

Signature, Place, and Date of Signing:


/s/ Christopher  Shackelton             New York, NY            Febuary 14, 2011
-------------------------------------   ---------------------   ----------------
[Signature]                             [City, State]           [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:            9
Form 13F Information Table Value Total:     $108,631
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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                           FORM 13F INFORMATION TABLE

         COLUMN 1         COLUMN 2  COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------- -------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                VOTING AUTHORITY
                          TITLE OF            VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ---------------------
      NAME OF ISSUER        CLASS     CUSIP  (X$1000)  PRN AMT  PRN CALL DISCRETION  MANAGER    SOLE   SHARED NONE
------------------------- -------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
BENIHANA INC              COM      082047101    1,862   232,483 SH       SOLE                  232,483
BENIHANA INC              CL A     082047200   11,975 1,463,883 SH       SOLE                1,463,883
BUILDERS FIRSTSOURCE, INC COM      12008R107    4,420 2,243,624 SH       SOLE                2,243,624
CASH STORE FINL SVCS INC  COM      14756F103   22,404 1,444,514 SH       SOLE                1,444,514
DOMINOS PIZZA, INC        COM      25754A201    9,351   586,300 SH       SOLE                  586,300
MAC-GRAY CORP             COM      554153106    6,346   424,496 SH       SOLE                  424,496
RURAL / METRO CORP        COM      781748108   45,700 3,134,417 SH       SOLE                3,134,417
SERACARE LIFE
   SCIENCES, INC D        COM      81747T104    2,718   572,210 SH       SOLE                  572,210
VITAL IMAGES INC          COM      92846N104    3,855   275,730 SH       SOLE                  275,730


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